Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and the Allowance for Credit Losses

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Accounts receivable	76,437	53,101	7,413
Less: allowance for credit losses	(16,874)	(16,163)	(2,256)
Accounts receivable, net	59,563	36,938	5,157

Schedule of Allowance for Credit Losses

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Balance at beginning of the year	(18,616)	(16,874)	(2,356)
Reversal	1,742	711	100
Balance at the end of the year	(16,874)	(16,163)	(2,256)